Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Cash and cash equivalents.
Bank balances	$ 43,732	$ 42		$ 955
Cash and cash equivalents	$ 43,732	$ 42	$ 693	$ 955	$ 955